Offerings - Offering: 1	Oct. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Maximum Aggregate Offering Price	$ 10,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933 (the “Securities Act”), as amended.Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.